UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __12/31/2007_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __1266 East Main Street Suite 701_________
            __Stamford, CT 06902______________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___Stamford, CT___________  _02/15/08__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __31__________

Form 13F Information Table Value Total:    __$95,941_____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories         COM              002821400      222     3960 SH       SOLE                     3960
Autodesk                    COM              052769106      291     5840 SH       SOLE                     5840
Abercrombie & Fitch         COM              002896207     7545    94350 SH       SOLE                    94350
Franklin Resources          COM              354613101     4093    35772 SH       SOLE                    35772
Berkshire Hathaway Class A  CLA              084670108     7222       51 SH       SOLE                       51
Berkshire Hathaway Class B  CLB              084670207    19181     4050 SH       SOLE                     4050
Dell Inc           	    COM              24702R101     1189    48520 SH       SOLE                    48520
EMC Corp Mass          	    COM              268648102      218    11770 SH       SOLE                    11770
Freeport Mcmoran Copper     CLB              35671D857      201     1961 SH       SOLE                     1961
Gap Inc                     COM              364760108      861    40450 SH       SOLE                    40450
Home Depot                  COM              437076102      216     8000 SH       SOLE                     8000
Health Management Assoc     CLA              421933102     3867   646730 SH       SOLE                   646730
HNI Corp          	    COM              404251100      472    13460 SH       SOLE                    13460
Johnson & Johnson           COM              478160104      542     8128 SH       SOLE                     8128
Kraft Foods Inc             CLA              50075N104     1585    48570 SH       SOLE                    48570
Coca Cola                   COM              191216100      252     4110 SH       SOLE                     4110
McDonalds Corp              COM              580135101      784    13310 SH       SOLE                    13310
Mercury General Cp          COM              589400100     7372   148000 SH       SOLE                   148000
Magna Intl Inc. Class A     CLA              559222401     3756    46698 SH       SOLE                    46698
Altria Group                COM              02209S103     5305    70190 SH       SOLE                    70190
Merck Co Inc                COM              589331107      601    10350 SH       SOLE                    10350
Nike Inc Cl B               CLB              654106103     3565    55490 SH       SOLE                    55490
Nucor Corp                  COM              670346105      237     4000 SH       SOLE                     4000
Papa Johns Intl Inc.        COM              698813102      980    43168 SH       SOLE                    43168
Royal Dutch Shell PLC       SPONSORED ADR    780259107      269     3200 SH       SOLE                     3200
Staples Inc.                COM              855030102     1519    65853 SH       SOLE                    65853
State Street Corp           COM              857477103     5318    65490 SH       SOLE                    65490
Constellation Brand CL A    CLA              21036P108     9024   381710 SH       SOLE                   381710
Telefonos De Mex L          SPONSORED ADR    879403780     1680    45600 SH       SOLE                    45600
UnitedHealth Group          COM              91324P102     2341    40230 SH       SOLE                    40230
Walmart Stores Inc          COM              931142103     5233   110100 SH       SOLE                   110100